UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
 (Exact name of Registrant as specified in charter)

715 Enterprise Drive, Suite 100
Oak Brook, IL 60523
 (Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
715 Enterprise Drive, Suite 100
Oak Brook, IL 60523
 (Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
February 28, 2018 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Shares		Value
	COMMON STOCKS - 99.5%
	Apparel Knitting Mills - 0.9%
12,500	Columbia Sportswear Co.	$944,750

	Audio & Video Equipment Manufacturing - 0.5%
8,200	Dolby Laboratories, Inc. - Class A	529,310

	Automotive Parts, Accessories & Tire Stores - 0.1%
380	O'Reilly Automotive, Inc. (a)	92,792

	Basic Chemical Manufacturing - 0.8%
4,900	Air Products and Chemicals, Inc.	787,871

	Beverage Manufacturing - 0.5%
8,400	Monster Beverage Corp. (a)	532,308

	Building Material & Supplies Dealers - 1.4%
8,000	The Home Depot, Inc.	1,458,160

	Chemical & Allied Products Merchant Wholesalers - 0.6%
2,200	Acuity Brands, Inc.	313,676
4,100	Ingevity Corp. (a)	307,131
		620,807
	Clothing Stores - 0.3%
3,900	Ross Stores, Inc.	304,551

	Communications Equipment Manufacturing - 4.4%
21,900	Apple Inc.	3,900,828
52,800	BlackBerry Ltd. (a)(b)	640,992
		4,541,820
	Computer Systems Design & Related Services - 4.2%
10,500	Accenture PLC - Class A (b)	1,690,605
8,600	Amdocs Ltd. (b)	565,794
2,800	athenahealth, Inc. (a)	391,272
525	Baidu, Inc. - ADR (a)(b)	132,479
6,700	F5 Networks, Inc. (a)	995,084
4,400	VMware, Inc. - Class A (a)	579,700
		4,354,934
	Cut & Sew Apparel Manufacturing - 1.1%
11,700	lululemon athletica Inc. (a)	948,870
2,300	VF Corp.	171,511
		1,120,381
	Drugs & Druggists' Sundries Merchant Wholesalers - 0.4%
5,500	The Procter & Gamble Co.	431,860

	Electrical Equipment Manufacturing - 1.3%
21,200	Franklin Electric Co., Inc.	829,980
2,900	Rockwell Automation, Inc.	524,320
		1,354,300

	Electronic Shopping & Mail-Order Houses - 4.7%
3,250	Amazon.com, Inc. (a)	4,915,463

	Electronics & Appliance Stores - 0.7%
9,600	Best Buy Co., Inc.	695,424

	Employment Services - 0.6%
5,200	ManpowerGroup Inc.	615,992

	Engine, Turbine & Power Transmission Equipment Manufacturing - 0.1%
900	Cummins, Inc.	151,353

	Footwear Manufacturing - 0.3%
4,700	NIKE, Inc. - Class B	315,041

	General Freight Trucking - 0.5%
4,000	Old Dominion Freight Line, Inc.	555,680

	Grocery & Related Product Merchant Wholesalers - 0.6%
6,523	Freshpet, Inc. (a)	130,460
9,200	Unilever PLC - ADR (b)	474,720
		605,180
	Grocery Stores - 0.4%
17,800	Sprouts Farmers Market, Inc. (a)	458,528

	Household & Institutional Furniture & Kitchen Cabinet Manufacturing - 0.2%
3,731	Patrick Industries, Inc. (a)	229,270

	Household Appliance Manufacturing - 0.5%
7,900	iRobot Corp. (a)	536,805

	Household Appliances & Electrical & Electronic Goods Merchant Wholesalers - 0.9%
9,500	TE Connectivity Ltd. (b)	979,355

	Industrial Machinery Manufacturing - 1.2%
21,300	Applied Materials, Inc.	1,226,667

	Insurance Carriers - 1.3%
6,100	UnitedHealth Group, Inc.	1,379,576

	Local Messengers & Local Delivery - 0.5%
4,500	United Parcel Service, Inc. (UPS) - Class B	469,845

	Lumber & Other Construction Materials Merchant Wholesalers - 0.5%
8,700	Fortune Brands Home & Security, Inc.	527,742

	Machinery, Equipment & Supplies Merchant Wholesalers - 0.8%
13,100	Hexcel Corp.	881,368

	Management, Scientific & Technical Consulting Services - 1.6%
14,000	salesforce.com, Inc. (a)	1,627,500

	Medical Equipment & Supplies Manufacturing - 4.5%
1,800	ABIOMED, Inc. (a)	482,724
3,900	Align Technology, Inc. (a)	1,023,828
5,000	Dentsply Sirona Inc.	280,300
8,000	Edwards Lifesciences, Corp. (a)	1,069,360
1,320	Intuitive Surgical, Inc. (a)	562,914
6,700	Nevro Corp. (a)	543,504
4,700	Stryker Corp.	762,152
		4,724,782

	Metal Ore Mining - 0.2%
3,200	Franco-Nevada Corp. (b)	224,192

	Metalworking Machinery Manufacturing - 0.3%
8,700	Kennametal, Inc.	358,440

	Miscellaneous Durable Goods Merchant Wholesalers - 1.9%
4,200	3M Co.	989,142
6,800	Honeywell International, Inc.	1,027,548
		2,016,690
	Motor Vehicle & Motor Vehicle Parts & Supplies Merchant Wholesalers - 0.5%
17,200	Gentherm, Inc. (a)	529,760

	Motor Vehicle Manufacturing - 0.8%
2,420	Tesla Inc. (a)	830,205

	Motor Vehicle Parts Manufacturing - 0.8%
5,700	WABCO Holdings Inc. (a)	786,429

	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 2.6%
4,500	Agilent Technologies, Inc.	308,655
13,100	Bruker Corp.	401,515
4,300	Coherent, Inc. (a)	899,388
1,000	Mettler-Toledo International Inc. (a)	616,220
11,700	Teradyne, Inc.	531,180
		2,756,958
	Nonmetallic Mineral Mining & Quarrying - 0.9%
4,500	Martin Marietta Materials, Inc.	917,685

	Oil & Gas Extraction - 1.7%
22,100	Cabot Oil & Gas Corp.	533,936
3,500	Diamondback Energy Inc (a)	436,240
4,900	EOG Resources, Inc.	496,958
1,900	Pioneer Natural Resources Co.	323,437
		1,790,571
	Other Chemical Product & Preparation Manufacturing - 0.8%
2,900	Albemarle Corp.	291,247
7,000	FMC Corp	549,360
		840,607
	Other Furniture Related Product Manufacturing - 0.5%
14,000	Sleep Number Corp. (a)	482,160

	Other General Merchandise Stores - 0.5%
6,000	Dollar General Corp.	567,540

	Other General Purpose Machinery Manufacturing - 0.4%
3,100	IDEX Corp.	424,080

	Other Information Services - 5.9%
12,600	Alibaba Group Holding Ltd. - ADR (a)(b)	2,345,364
15,800	Facebook Inc. - Class A (a)	2,817,456
30,700	Twitter, Inc. (a)	978,102
		6,140,922

	Other Miscellaneous Manufacturing - 0.6%
4,600	Pool Corp.	634,938

	Other Professional, Scientific & Technical Services - 1.1%
7,000	ServiceNow, Inc. (a)	1,127,070

	Petroleum & Coal Products Manufacturing - 1.5%
20,500	Exxon Mobil Corp.	1,552,670

	Pharmaceutical & Medicine Manufacturing - 9.1%
3,600	Alexion Pharmaceuticals, Inc. (a)	422,820
12,000	Alkermes PLC (a)(b)	684,960
4,300	Alnylam Pharmaceuticals, Inc. (a)	516,688
17,000	Bristol-Myers Squibb Co.	1,125,400
9,300	Eli Lilly and Co.	716,286
3,800	IDEXX Laboratories, Inc. (a)	711,474
3,800	Incyte Corp. (a)	323,608
4,400	Ionis Pharmaceuticals, Inc. (a)	232,408
8,000	Johnson & Johnson	1,039,040
13,300	Merck & Co., Inc.	721,126
21,700	Myriad Genetics, Inc. (a)	703,514
17,200	Novartis AG - ADR (b)	1,433,620
850	Regeneron Pharmaceuticals, Inc. (a)	272,374
6,900	Zoetis, Inc.	557,934
		9,461,252
	Scheduled Air Transportation - 1.0%
17,800	Southwest Airlines Co.	1,029,552

	Scientific Research & Development Services - 2.3%
2,020	Biogen Inc. (a)	583,760
4,100	Charles River Laboratories International, Inc. (a)	437,101
15,600	Exact Sciences Corp. (a)	695,916
3,400	Waters Corp. (a)	695,776
		2,412,553
	Semiconductor & Other Electronic Component Manufacturing - 14.5%
88,400	Advanced Micro Devices, Inc. (a)	1,070,524
2,780	Alphabet Inc. - Class A (a)	3,068,897
890	Alphabet Inc. - Class C (a)	983,211
5,900	Amphenol Corp. - Class A	539,201
6,120	Broadcom Ltd. (b)	1,508,335
5,600	First Solar, Inc. (a)	351,960
9,000	FLIR Systems, Inc.	441,900
24,600	Intel Corp.	1,212,534
7,000	Jabil Inc	189,630
2,700	Lam Research Corp.	518,022
10,900	Microchip Technology Inc.	969,337
8,100	NVIDIA Corp.	1,960,200
28,500	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	1,235,475
7,400	Texas Instruments Inc.	801,790
3,100	Xilinx, Inc.	220,875
		15,071,891
	Services to Buildings & Dwellings - 1.7%
9,200	Automatic Data Processing, Inc.	1,060,944
14,100	Rollins, Inc.	708,807
		1,769,751
	Shoe Stores - 0.4%
22,100	DSW Inc. - Class A	433,381

	Software Publishers - 9.0%
4,900	Adobe Systems Inc. (a)	1,024,737
16,100	Akamai Technologies, Inc. (a)	1,086,106
3,400	Autodesk, Inc. (a)	399,398
1,400	Intuit Inc.	233,604
500	MercadoLibre Inc.	193,985
25,700	Microsoft Corp.	2,409,889
9,800	PTC, Inc. (a)	722,848
8,800	Red Hat, Inc. (a)	1,297,120
4,900	SAP SE - ADR (b)	512,050
3,600	Splunk Inc. (a)	335,520
9,500	Synopsys, Inc. (a)	804,365
2,000	Tyler Technologies, Inc. (a)	406,220
		9,425,842
	Support Activities for Mining - 1.0%
4,800	Core Laboratories N.V. (b)	494,208
31,100	Patterson-UTI Energy, Inc.	561,977
		1,056,185
	Travel Arrangement & Reservation Services - 1.3%
658	Booking Holdings Inc. (a)	1,338,398

	Wholesale Electronic Markets & Agents & Brokers - 0.1%
800	Genuine Parts Co.	73,472

	Wireless Telecommunications Carriers (except Satellite) - 1.7%
13,300	China Mobile Ltd. - ADR (b)	618,317
45,600	SK Telecom Co Ltd. - ADR (b)	1,110,360
		1,728,677

	TOTAL COMMON STOCKS (Cost $82,812,351)	103,751,286

	Total Investments (Cost $82,812,351) - 99.5%	103,751,286
	Other Assets in Excess of Liabilities - 0.5%	485,340
	TOTAL NET ASSETS - 100.0%	$104,236,626

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The cost basis of investments for federal income tax purposes at February 28, 2018 was as follows*:

Cost of Investments	$82,812,351
Gross unrealized appreciation	23,879,696
Gross unrealized depreciation	(2,940,761)
Net unrealized appreciation	$20,938,935

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at February 28, 2018 (Unaudited)

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived  valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$103,751,286	-	-	$103,751,286
Total*	$103,751,286	-	-	$103,751,286

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund’s policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

Derivatives and Hedging Activities at February 28, 2018 (Unaudited)

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities.  The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position.  The standard does not have any impact on the Fund's accounted for and how derivative instruments affect an entity's results of operations and financial position.  The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and International Reporting Financial Standards (“IFRS”). ASU No. 2013-01 clarifies ASU No. 2011-11. Disclosures about Offsetting Assets and Liabilities to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure about derivative instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”).

Specifically, the ASU requires reporting entities to present separately for assets and liabilities. a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) The net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c). The effective date of the ASU is for interim and annual periods beginning on or after January 1, 2013. There is no impact of the ASU on the financial statements of the Fund for the three months ended February 28, 2018.

In August 2014, the FASB issued ASU 2014-15 — Presentation of Financial Statements — Going Concern (Subtopic 205-40). The pronouncement determines management’s responsibility regarding assessment of the Funds’ ability to continue as a going concern, even if the Funds’ liquidation is not imminent. Currently, no similar guidance exists. Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Funds’ ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the Funds will be unable to meet their obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management’s plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016, however, early adoption is permitted. Management does not believe that the update will have an impact on the Funds’ financial statements.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017, and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates have no impact on the Fund’s net assets or results of operations.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By /s/ Bassam Osman                                                                                                .
Bassam Osman, President

Date      4/24/18                                                                                        .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Bassam Osman                                                                                                                                                                                            .
Bassam Osman, President

Date     4/24/18                                                                                      .

By /s/ Mohammad Basheeruddin                                                                                                                                                         .
Mohammad Basheeruddin, Treasurer

Date       4/27/18                                                                                       .